Schedule of Cash Income Taxes Paid (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Cash paid for income taxes	¥ (17)	$ (2)	¥ (61)	¥ (7,470)
PRC entities
Income Tax Paid, by Individual Jurisdiction [Line Items]
Cash paid for income taxes	(17)		(61)	(7,470)
Cayman Islands and Hong Kong entities
Income Tax Paid, by Individual Jurisdiction [Line Items]
Cash paid for income taxes	¥ 0		¥ 0	¥ 0